Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	₺ 11,116,316	₺ 9,665,408
Additions	1,044,267	1,153,776
Disposals	(30,285)	(21,976)
Transfers	(15,896)	(7,811)
Impairment expenses/(reversals)	(18,007)	(34,382)	₺ (39,721)
Disposal of subsidiary		(10,023)
Effects of movements in exchange rates	362,096	391,380
Transfer from (to) investment property		(20,056)
Balance at end of year	12,458,491	11,116,316	9,665,408
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	21,745,364	18,018,765
Additions	3,223,162	3,008,228
Disposals	(808,258)	(253,242)
Transfers	(12,368)	(7,811)
Impairment expenses/(reversals)	(3,125)	(10,744)
Disposal of subsidiary		(22,161)
Effects of movements in exchange rates	1,002,631	1,058,150
Transfer from (to) investment property		(45,821)
Balance at end of year	25,147,406	21,745,364	18,018,765
Cost [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	19,132,278	15,480,128
Additions	708,891	650,610
Disposals	(756,889)	(232,888)
Transfers	1,982,073	2,270,262
Disposal of subsidiary		(15,081)
Effects of movements in exchange rates	956,638	979,247
Balance at end of year	22,022,991	19,132,278	15,480,128
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	929,901	786,058
Additions	52,877	28,828
Disposals		(2,535)
Transfers	220,637	156,540
Effects of movements in exchange rates	7,908	6,831
Transfer from (to) investment property		(45,821)
Balance at end of year	1,211,323	929,901	786,058
Cost [member] | Equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	803,500	728,202
Additions	97,225	59,311
Disposals	(48,813)	(15,827)
Transfers	1,446	10,712
Disposal of subsidiary		(4,041)
Effects of movements in exchange rates	13,051	25,143
Balance at end of year	866,409	803,500	728,202
Cost [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	40,106	37,216
Additions	3,833	3,121
Disposals	(491)	(775)
Transfers	0
Disposal of subsidiary		(1,400)
Effects of movements in exchange rates	1,070	1,944
Balance at end of year	44,518	40,106	37,216
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	327,492	314,867
Additions	5,418	5,998
Disposals	(7)	(547)
Transfers	317	3,123
Disposal of subsidiary		(1,639)
Effects of movements in exchange rates	2,617	5,690
Balance at end of year	335,837	327,492	314,867
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	512,087	672,294
Additions	2,354,918	2,260,360
Disposals	(2,058)	(670)
Transfers	(2,216,841)	(2,448,448)
Impairment expenses/(reversals)	(3,125)	(10,744)
Effects of movements in exchange rates	21,347	39,295
Balance at end of year	666,328	512,087	672,294
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	10,629,048	8,353,357
Additions	2,178,895	1,854,452
Disposals	(777,973)	(231,266)
Transfers	3,528
Impairment expenses/(reversals)	14,882	23,638
Disposal of subsidiary		(12,138)
Effects of movements in exchange rates	640,535	666,770
Transfer from (to) investment property		(25,765)
Balance at end of year	12,688,915	10,629,048	8,353,357
Accumulated depreciation [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	9,446,217	7,326,559
Additions	2,006,650	1,693,374
Disposals	(738,527)	(218,894)
Transfers	31,327
Impairment expenses/(reversals)	14,543	23,568
Disposal of subsidiary		(6,887)
Effects of movements in exchange rates	622,603	628,497
Balance at end of year	11,382,813	9,446,217	7,326,559
Accumulated depreciation [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	239,088	209,918
Additions	58,292	50,514
Disposals		(274)
Transfers	(16,359)
Impairment expenses/(reversals)		9
Effects of movements in exchange rates	4,605	4,686
Transfer from (to) investment property		(25,765)
Balance at end of year	285,626	239,088	209,918
Accumulated depreciation [member] | Equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	633,507	539,827
Additions	80,254	77,694
Disposals	(39,143)	(10,839)
Transfers	(11,440)
Impairment expenses/(reversals)		49
Disposal of subsidiary		(2,694)
Effects of movements in exchange rates	10,749	29,470
Balance at end of year	673,927	633,507	539,827
Accumulated depreciation [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	34,230	31,306
Additions	2,923	2,637
Disposals	(296)	(712)
Disposal of subsidiary		(918)
Effects of movements in exchange rates	983	1,917
Balance at end of year	37,840	34,230	31,306
Accumulated depreciation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	276,006	245,747
Additions	30,776	30,233
Disposals	(7)	(547)
Impairment expenses/(reversals)	339	12
Disposal of subsidiary		(1,639)
Effects of movements in exchange rates	1,595	2,200
Balance at end of year	₺ 308,709	₺ 276,006	₺ 245,747